Equity	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Equity	19 Equity

Total equity
In EUR million	2023	2022	2021
Share capital and share premium
- Share capital	35	37	39
- Share premium	17,116	17,116	17,105
	17,151	17,154	17,144

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,152	1,187	1,282
- Revaluation reserve: Debt instruments at FVOCI	-280	-341	96
- Revaluation reserve: Cash flow hedge	-2,058	-3,055	-153
- Revaluation reserve: Credit liability	31	70	-80
- Revaluation reserve: Property in own use	178	176	208
- Net defined benefit asset/liability remeasurement reserve	-317	-232	-212
- Currency translation reserve	-2,527	-2,395	-3,483
- Share of associates and joint ventures and other reserves	3,047	3,603	3,416
- Treasury shares	-1,994	-1,205	-1,612
	-2,767	-2,192	-540

Retained earnings	40,299	41,538	35,462

Shareholders’ equity (parent)	54,684	56,500	52,066
Non-controlling interests	944	504	736
Total equity	55,628	57,004	52,802
Adjustments for hyperinflation
ING applies IAS 29 ‘Hyperinflation’ on its investment in Türkiye since 2022. The IAS 29 indexation impact on equity was EUR 54 million (2022: EUR 100 million including a one-off impact of EUR 64 million) of which EUR
284 million (2022: EUR 1,011 million) in the currency translation reserve, EUR 0 million (2022: EUR -563 million) in retained earnings, EUR 3 million (2022: EUR -17 million) in revaluation reserves and EUR -234 million (2022: EUR -331 million) in profit or loss.
Share capital and share premium

Share capital
				Ordinary shares (par value EUR 0.01)
	Number x 1,000			In EUR million
	2023	2022	2021	2023	2022	2021
Authorised share capital	9,142,000	9,142,000	14,729,000	91	91	147
Unissued share capital	5,643,806	5,415,461	10,824,935	56	54	108
Issued share capital	3,498,194	3,726,539	3,904,065	35	37	39

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2020	3,900,669	39
Issue of shares	3,397
Issued share capital as at 31 December 2021	3,904,065	39
Issue of shares	2,935
Cancellation of shares	-180,461	-2
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5	0
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35
In 2023, ING Groep N.V. issued 0.0 million ordinary shares (2022: 2.9 million and in 2021: 3.4 million ordinary shares). In 2022 and 2021, shares were issued in order to fund obligations arising from share-based employee incentive programmes. As from 2023 these shares are repurchased from the market. The cancellation of shares relate to the shares purchased under the share buyback programmes (reference is made to 'Ordinary shares held by ING Group (treasury shares)').
As at 31 December 2023 ING Groep N.V. has issued USD 7,750 million (2022: USD 6,750 million) Perpetual
Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions to such a conversion are fulfilled. As a result of this conversion, the issued share capital can increase by up to 864 million (2022: 750 million) ordinary shares. Reference is made to Note 18 'Subordinated loans'.
Ordinary shares
All ordinary shares are registered. No share certificates have been issued. The par value of ordinary shares is
EUR 0.01. The authorised ordinary share capital of ING Groep N.V. currently consists of 9,142 million ordinary shares. As at 31 December 2023, 3,498 million ordinary shares were issued and fully paid.
Ordinary shares held by ING Group (Treasury shares)
As at 31 December 2023, 154.6 million ordinary shares (2022: 107.4 million and 2021: 128.3 million) of ING
Groep N.V. with a par value of EUR 0.01 are held by ING Groep N.V. or its subsidiaries.

Share premium
In EUR million	2023	2022	2021
Opening balance	17,116	17,105	17,089
Issue of shares	0	12	16
Closing balance	17,116	17,116	17,105
The increase in share premium in prior years, is a result of the issuance of ordinary shares related to share-
based employee incentive programmes. As from 2023 these shares are repurchased from the market.
Other reserves
Revaluation reserves

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2023	2022	2021	2023	2022	2021
Opening balance	1,187	1,282	1,181	-341	96	309
Unrealised revaluations	-35	-118	94	53	-412	-173
Realised gains/losses transferred to the statement of profit or loss				9	-25	-40
Realised revaluations transferred to retained earnings	1	23	6
Closing balance	1,152	1,187	1,282	-280	-341	96
Equity securities at FVOCI
In 2023, the unrealised revaluation of EUR -35 million (2022: EUR -118 million and 2021: EUR 94 million)
includes revaluation of shares in Bank of Beijing for EUR -24 million (2022: EUR -86 million and 2021: EUR 38 million).

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2023	2022	2021	2023	2022	2021
Opening balance	-3,055	-153	1,450	70	-80	-117
Changes in credit liability reserve				-39	165	37
Unrealised revaluations	997	-2,901	-1,603
Realised revaluations transferred to retained earnings					-15
Closing balance	-2,058	-3,055	-153	31	70	-80
Cash flow hedge
ING mainly hedges floating rate lending with interest rate swaps. Due to a decrease in forward interest rates in 2023, the interest rate swaps had a positive revaluation of EUR 997 million which is recognised in the cash flow hedge reserve.

Changes in Property in own use reserve
In EUR million	2023	2022	2021
Opening balance	176	208	221
Impact IAS 29 on opening balance[1]		-20
Unrealised revaluations	10	15	-2
Realised revaluations transferred to retained earnings	-8	-26	-11
Closing balance	178	176	208
1 Impact of application of hyperinflation accounting under IAS 29.
Net defined benefit asset/liability remeasurement reserve
Reference is made to Note 33 'Pensions and other post-employment benefits'.
Currency translation reserve

Changes in currency translation reserve
In EUR million	2023	2022	2021
Opening balance	-2,395	-3,483	-3,636
Impact IAS 29 on opening balance[1]		647
Unrealised revaluations	183	-7	-61
Realised gains/losses transferred to the statement of profit or loss		4
Exchange rate differences	-316	444	214
Closing balance	-2,527	-2,395	-3,483
1 Impact of application of hyperinflation accounting under IAS 29.
Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to protect the CET1 ratio against adverse impact from exchange rate fluctuations. The net decrease of unrealised revaluations and Exchange rate differences of EUR -132 million is related to several currencies including USD (EUR -238 million), TRY (EUR 11 million including EUR
284 million IAS 29 indexation effect), GBP (EUR 18 million), PLN (EUR 169  million), CHF (EUR 37 million), AUD
(EUR -42 million), RUB (EUR -70 million), THB (EUR -13 million), CNY (EUR -16 million) and other currencies
(EUR 11 million).
Share of associates and joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
In EUR million	2023	2022	2021
Opening balance	3,603	3,416	3,246
Result for the year	336	161	191
Transfer to/from retained earnings	-892	26	-21
Closing balance	3,047	3,603	3,416
The Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures of EUR 815 million (2022: EUR 797 million and 2021: EUR 738 million). Other reserves includes a statutory reserve of EUR 1,602 million (2022: EUR 2,264 million and 2021: EUR 2,103 million)
related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN and a legal reserve of EUR 628 million (2022: EUR 540 million and 2021: EUR 573 million) related to internally developed software. The transfer to retained earnings of EUR -892 million includes the release of the Regio bank and
Vakbondsspaarbank SPN reserve of EUR -998 million against regulatory expenses which are recognised in the statement of profit or loss.
Treasury shares

Changes in treasury shares
	In EUR million			Number x 1,000
	2023	2022	2021	2023	2022	2021
Opening balance	-1,205	-1,612	-4	107,395	128,301	572
Purchased/sold for trading purposes	-7	4	-4	464	-312	102
Purchased under staff share plans	-42			3,156
Distributed under staff share plans	41			-3,106
Purchased Share buyback programme	-3,482	-1,721	-1,604	275,013	159,866	127,628
Cancelled Share buyback programme	2,701	2,124		-228,350	-180,461
Closing balance	-1,994	-1,205	-1,612	154,571	107,395	128,301
In 2023 ING Group initiated three share buyback programmes. On 1 March 2023, ING announced a share buyback programme for a maximum total amount of EUR 50 million. The share buyback programme was completed by 7 March 2023. In total, 3 million shares have been repurchased at an average price of EUR
13.18 per share and for a total consideration of EUR 42 million. The purpose of the share repurchase programme was to meet obligations under the share-based compensation plans.
The second programme of EUR 1,500 million, commencing on 12 May 2023 and completed by October
2023. A total of 121 million shares have been repurchased at an average price of EUR 12.91 per share
(effective price for ING was EUR 12.36 per share after compensation received from the executing broker).
The shares have been cancelled in December 2023.
Third programme of EUR 2,500 million, commencing on 3 November 2023. As per 31 December 2023 154 million shares have been repurchased at an average price of EUR 12.90 per share and for a total consideration of EUR 1,982 million. The programme was completed by February 2024. In total 195 million shares have been repurchased at an average price of EUR 12.87 per share (effective price for ING was EUR
12.83 per share after compensation received from the executing broker). ING has the intention to cancel these shares in April 2024.
In March 2023 107 million shares (EUR 1,201 million), purchased in 2022, were cancelled.
Retained earnings

Changes in retained earnings
In EUR million	2023	2022	2021
Opening balance	41,538	35,462	32,149
Impact on opening balance[1]	-45	-563
Transfer to/from other reserves	899	-8	26
Result for the year	3,804	11,965	5,760
Dividend and other distributions	-2,668	-3,349	-2,342
Employee share plans	-7	15	12
Changes in composition of the group and other changes	-3,222	-1,984	-143
Closing balance	40,299	41,538	35,462
1 In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees. 2022: impact of application of hyperinflation accounting under IAS 29.
Dividend and other distributions
In 2023, a cash dividend of EUR 2,668 million (2022: EUR 2,178 million and 2021: EUR 1,288 million) and other cash distributions of EUR 0 million (2022 EUR 1,171 million and 2021: EUR 1,054 million) were paid to the shareholders of ING Group. For further information, reference is made to Note 29 'Dividend per ordinary share'.
Other changes
Other changes includes an amount of EUR -3,217 million (2022: EUR -1,983 million; 2021: EUR -140 million), which corresponds to the purchase and cancellation of treasury shares purchased under the share buyback programmes.
Ordinary shares - Restrictions with respect to dividend and repayment of capital
The following equity components cannot be freely distributed: Revaluation reserves, Net defined benefit asset/liability remeasurement reserve, Currency translation reserve, Share of associates and joint ventures reserve and Other reserves including the reserve related to the former Stichting Regio Bank and the former
Stichting Vakbondsspaarbank SPN.
ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital and reserves required by law.
Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves.
Non distributable reserves, determined in accordance with the financial reporting requirements included in
Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
In EUR million	2023	2022	2021
ING Bank	6,727	8,408	8,205
Other	0	0	0
Non-distributable reserves	6,727	8,408	8,205
In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries, associates and joint ventures to ING Groep N.V. there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries and may or may not be temporary in nature. It is not possible to disclose a reliable quantification of these limitations. Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist. Refer to Note 47 'Capital management' for further details of the minimal capital requirements and dividend policy of ING Group.
Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.
Cumulative preference shares (not issued)
Pursuant to the Articles of Association of ING Groep N.V. the authorised cumulative preference share capital consists of 4.6 billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01. A right to acquire cumulative preference shares has been granted to Stichting Continuïteit ING (ING Continuity Foundation).
The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.
The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the euro short-
term rate (€STR) as calculated by the European Central Bank during the financial year for which the distribution is made; this percentage being weighted on the basis of the number of days for which it applies, and increased by 2.585 percentage points.
If, and to the extent that the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible. If, and to the extent that, the dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be used to make up the shortfall before any distribution may be made on shares of any other category.
ING Groep N.V.’s Articles of Association make provision for the cancellation of cumulative preference shares.
Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up. No specific dividend payment restrictions with respect to the cumulative preference shares exist.